Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2025	2024
Bank deposits	491,624	1,052,823
Other monetary funds	209,103	131,633
	700,727	1,184,456

	As at December 31,
	2025	2024
Renminbi	666,725	1,167,272
Hong Kong Dollars	34,002	17,184
	700,727	1,184,456